Label	Element	Value
Risk/Return:	dgaf_RiskReturn1Abstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Oct. 31, 2018
Registrant Name	dei_EntityRegistrantName	Delaware Group Adviser Funds
Central Index Key	dei_EntityCentralIndexKey	0000910682
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jun. 28, 2019
Document Effective Date	dei_DocumentEffectiveDate	Jun. 28, 2019
Prospectus Date	rr_ProspectusDate	Feb. 28, 2019
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Delaware Diversified Income Fund
Risk/Return:	dgaf_RiskReturn1Abstract
Supplement to Prospectus	rr_SupplementToProspectusTextBlock

DELAWARE GROUP® ADVISER FUNDS

Delaware Diversified Income Fund (the “Fund”)

Supplement to the current Statutory Prospectus (the “Prospectus”)

and Statement of Additional Information (the “SAI”)

The Board of Trustees (“Trustees” or “Board”) of Delaware Group Adviser Funds (the “Trust”) approved the appointment of Macquarie Investment Management Austria Kapitalanlage AG (“MIMAK”), Macquarie Investment Management Europe Limited (“MIMEL”), and Macquarie Investment Management Global Limited (“MIMGL”) to serve as sub-advisors and provide certain sub-advisory services to the Fund from time to time at the discretion of Delaware Management Company (the “Manager”).

In connection therewith, the following replaces the information in the section of the Fund’s Prospectus entitled “Fund summary — What are the Fund’s principal investment strategies?”:

The Fund allocates its investments principally among the following four sectors of the fixed income securities markets: the US investment grade sector, the US high yield sector, the international developed markets sector, and the emerging markets sector. Under normal circumstances, the Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in fixed income securities (80% policy). The Fund’s investment manager, Delaware Management Company (Manager), will determine how much of the Fund’s assets to allocate to each of the four sectors, based on its evaluation of economic and market conditions, and its assessment of the returns and potential for appreciation that can be achieved from investments in each of the four sectors. The Manager will periodically reallocate the Fund’s assets as deemed necessary.  In addition, the Manager may seek investment advice and recommendations from its affiliates: Macquarie Investment Management Europe Limited, Macquarie Investment Management Austria Kapitalanlage AG, and Macquarie Investment Management Global Limited (together, the “Affiliated Sub-Advisors”). The Manager may also permit these Affiliated Sub-Advisors to execute Fund security trades on behalf of the Manager and exercise investment discretion for securities in certain markets where DMC believes it will be beneficial to utilize an Affiliated Sub-Advisor’s specialized market knowledge.

Under normal circumstances, between 5% and 35% of the Fund’s net assets will be allocated to the US high yield sector. The Fund’s investments in emerging markets will, in the aggregate, be limited to no more than 20% of the Fund’s net assets. The Fund will limit its investments in foreign securities to between 5% and 40% of its net assets and will seek to hedge its foreign currency exposure, which will be limited to 20% of the Fund’s net assets, by entering into forward foreign currency contracts.

The Fund may hold a substantial portion of its assets in cash or short-term fixed income obligations in unusual market conditions to meet redemption requests, for temporary defensive purposes, and pending investment. The Fund may invest in mortgage-backed securities and other asset-backed securities. The Fund may also use a wide range of derivatives instruments, typically including options, futures contracts, options on futures contracts, and swaps. The Fund will use derivatives for both hedging and nonhedging purposes. For example, the Fund may invest in: futures and options to manage duration and for defensive purposes, such as to protect gains or hedge against potential losses in the portfolio without actually selling a security, or to stay fully invested; forward foreign currency contracts to manage foreign currency exposure; interest rate swaps to neutralize the impact of interest rate changes; credit default swaps to hedge against a credit event, to gain exposure to certain securities or markets, or to enhance total return; and index swaps to enhance return or to effect diversification. The Fund will not use derivatives for reasons inconsistent with its investment objective.

The Fund’s 80% policy is nonfundamental and may be changed without shareholder approval. Fund shareholders would be given at least 60 days’ notice prior to any such change.

The following information is added into the section of the Fund’s Prospectus entitled “Fund summary — Who manages the Fund?”:

Sub-advisors

Macquarie Investment Management Austria Kapitalanlage AG

Macquarie Investment Management Europe Limited

Macquarie Investment Management Global Limited

The following replaces the information in the section of the Fund's Prospectus entitled "How we manage the Fund — Our principal investment strategies”:

The Manager researches individual companies and analyzes economic and market conditions, seeking to identify the securities or market sectors that it believes are the best investments for the Fund. The following are descriptions of how the portfolio management team pursues the Fund’s investment objective. In addition to the investments discussed below, the Fund may use a wide range of derivatives instruments, typically including options, futures contracts, options on futures contracts, and swaps. The Fund will use derivatives for both hedging and non-hedging purposes. The Fund will not use derivatives for reasons inconsistent with its investment objective.

The Fund allocates its investments principally among the US investment grade, US high yield, international developed markets, and emerging markets sectors. The relative proportion of the Fund’s assets to be allocated among these sectors is described below:

US investment grade sector

Under normal circumstances, there is no limit to the amount of the Fund’s total assets that will be invested in the US investment grade sector. In managing the Fund’s assets allocated to the investment grade sector, the Manager will invest principally in debt obligations issued or guaranteed by the US government, its agencies or instrumentalities, and by US corporations. The corporate debt obligations in which the Fund may invest include bonds, notes, debentures, and commercial paper of US companies. The US government securities in which the Fund may invest include a variety of securities which are issued or guaranteed as to the payment of principal and interest by the US government, and by various agencies or instrumentalities which have been established or sponsored by the US government.

The investment grade sector of the Fund’s assets may also be invested in mortgage-backed securities issued or guaranteed by the US government, its agencies or instrumentalities, or by government-sponsored corporations. Other mortgage-backed securities in which the Fund may invest are issued by certain private, nongovernment entities. The Fund may also invest in securities that are backed by assets such as receivables on home equity and credit card loans, automobile, mobile home, recreational vehicle, and other loans, wholesale dealer floor plans, and leases.

Securities purchased by the Fund within this sector will be rated in one of the four highest rating categories or will be unrated securities that the Manager determines are of comparable quality.

US high yield sector

Under normal circumstances, between 5% and 35% of the Fund’s net assets will be allocated to the US high yield sector. The Manager will invest the Fund’s assets that are allocated to the high yield sector primarily in those securities having a liberal and consistent yield and those tending to reduce the risk of market fluctuations. The Fund may invest in domestic corporate debt obligations, including notes, which may be convertible or nonconvertible, commercial paper, units consisting of bonds with stock or warrants to buy stock, attached debentures, convertible debentures, zero coupon bonds, and payment-in-kind securities. The Fund also may invest in mortgage-backed and asset-backed securities in the US high yield sector.

The Fund will invest in both rated and unrated high yield bonds. The rated high yield bonds that the Fund may purchase in this sector will generally be rated lower than BBB- by Standard & Poor’s Financial Services LLC (S&P) and lower than Baa3 by Moody’s Investors Service, Inc. (Moody’s), or similarly rated by another nationally recognized statistical rating organization (NRSRO). Unrated high yield bonds may be more speculative in nature than rated high yield bonds.

International developed markets sector

Under normal circumstances, up to 40% of the Fund’s net assets may be invested, in the aggregate, in the international developed markets and emerging markets sectors. The international developed markets sector invests primarily in fixed income securities of issuers organized or having a majority of their assets or deriving a majority of their operating income in international developed markets. These fixed income securities may include foreign government securities, debt obligations of foreign companies, and securities issued by supranational entities. A supranational entity is an entity established or financially supported by the national governments of one or more countries to promote reconstruction or development. Examples of supranational entities include, among others, the International Bank for Reconstruction and Development (more commonly known as the World Bank), the European Economic Community, the European Investment Bank, the Inter-American Development Bank, and the Asian Development Bank.

The Fund may invest in sponsored and unsponsored American depositary receipts (ADRs), European depositary receipts (EDRs), or global depositary receipts (GDRs). The Fund may also invest in zero coupon bonds and may purchase shares of other investment companies.

The Fund will invest in both rated and unrated foreign securities.

The Fund may invest in securities issued in any currency and may hold foreign currencies. Securities of issuers within a given country may be denominated in the currency of another country or in multinational currency units, such as the euro. The Fund may, from time to time, purchase or sell foreign currencies and/or engage in forward foreign currency contracts, which will be limited to 20% of the Fund’s net assets, in order to facilitate or expedite settlement of Fund transactions and to minimize currency value fluctuations. Currency considerations carry a special risk for a portfolio that allocates a significant portion of its assets to foreign securities.

Emerging markets sector

The Fund’s investments in emerging markets will, in the aggregate, be limited to no more than 20% of the Fund’s net assets. The Fund may purchase securities of issuers in any foreign country, developed and underdeveloped. These investments may include direct obligations of issuers located in emerging markets countries. As with the international sector, the fixed income securities in the emerging markets sector may include foreign government securities, debt obligations of foreign companies, and securities issued by supranational entities. In addition to the risks associated with investing in all foreign securities, emerging markets debt is subject to specific risks, particularly those that result from emerging markets generally being less stable, politically and economically, than developed markets. There is substantially less publicly available information about issuers in emerging markets than there is about issuers in developed markets, and the information that is available tends to be of a lesser quality. Also, emerging markets are typically less mature, less liquid, and subject to greater price volatility than are developed markets.

In addition, the Manager may seek investment advice and recommendations from its affiliates: Macquarie Investment Management Europe Limited, Macquarie Investment Management Austria Kapitalanlage AG, and Macquarie Investment Management Global Limited (together, the “Affiliated Sub-Advisors”). The Manager may also permit these Affiliated Sub-Advisors to execute Fund security trades on behalf of the Manager and exercise investment discretion for securities in certain markets where DMC believes it will be beneficial to utilize an Affiliated Sub-Advisor’s specialized market knowledge.

The Fund’s investment objective and 80% policy are nonfundamental. This means that the Fund’s Board of Trustees (Board) may change the objective and 80% policy without obtaining shareholder approval. If the objective or 80% policy were changed, the Fund would notify shareholders at least 60 days before the change became effective.

The following information is added after the section of the Fund’s Prospectus entitled “Who manages the Fund — Investment manager”:

Sub-advisors

Macquarie Investment Management Austria Kapitalanlage AG (MIMAK) is located at Kaerntner Strasse 28, 1010 Vienna, Austria.  MIMAK is an affiliate of the Manager and a part of Macquarie Investment Management (MIM). MIM is the marketing name for certain companies comprising the asset management division of Macquarie Group Limited. As of December 31, 2018, MIM managed more than $234.5 billion in assets for institutional and individual clients.  Although the Manager has principal responsibility for the Manager’s portion of the Fund, the Manager may seek investment advice and recommendations from MIMAK and the Manager may also permit MIMAK to execute Fund security trades on behalf of the Manager and exercise investment discretion for securities in certain markets where DMC believes it will be beneficial to utilize MIMAK’s specialized market knowledge.

Macquarie Investment Management Global Limited (MIMGL), is located at 50 Martin Place, Sydney, Australia. MIMGL is an affiliate of the Manager and a part of MIM. MIM is the marketing name for certain companies comprising the asset management division of Macquarie Group Limited. As of December 31, 2018, MIM managed more than $234.5 billion in assets for institutional and individual clients. Although the Manager has principal responsibility for the Manager’s portion of the Fund, the Manager may seek investment advice and recommendations from MIMGL and the Manager may also permit MIMGL to execute Fund security trades on behalf of the Manager and exercise investment discretion for securities in certain markets where DMC believes it will be beneficial to utilize MIMGL’s specialized market knowledge.

Macquarie Investment Management Europe Limited, (MIMEL), is located at 28 Ropemaker Street, London, England.  MIMEL is an affiliate of the Manager and a part of MIM. MIM is the marketing name for certain companies comprising the asset management division of Macquarie Group Limited. As of December 31, 2018, MIM managed more than $234.5 billion in assets for institutional and individual clients. Although the Manager has principal responsibility for the Manager’s portion of the Fund, the Manager may seek investment advice and recommendations from MIMEL and the Manager may also permit MIMEL to execute Fund security trades on behalf of the Manager and exercise investment discretion for securities in certain markets where DMC believes it will be beneficial to utilize MIMEL’s specialized market knowledge.

The following information is added after the section of the Fund’s SAI entitled “Investment Manager and Other Service Providers — Investment Manager”:

Sub-Advisors

The Manager has also entered into Sub-Advisory Agreements on behalf of Delaware Diversified Income Fund with Macquarie Investment Management Austria Kapitalanlage AG, Macquarie Investment Management Global Limited, and Macquarie Investment Management Europe Limited, each of which is an affiliate of the Manager (“Affiliated Sub-Advisor”). Pursuant to the terms of the relevant Sub-Advisory Agreement, the investment sub-advisory fee is paid by the Manager to each Affiliated Sub-advisor based on the extent to which an Affiliated Sub-Advisor provides services to the Fund.

Because everyone's tax situation is unique, you should consult your tax professional about federal, state, local, or foreign tax consequences before making an investment in the Fund.

Delaware Management Company (Manager) is an indirect wholly owned subsidiary of Macquarie Group Limited (MGL). Other than Macquarie Bank Limited (MBL), a subsidiary of MGL and an affiliate of the Manager, none of the entities noted are authorized deposit-taking institutions for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these entities do not represent deposits or other liabilities of MBL. MBL does not guarantee or otherwise provide assurance in respect of the obligations of these entities, unless noted otherwise. The Fund is governed by US laws and regulations.

Please keep this Supplement for future reference.

This Supplement is dated June 28, 2019.

Strategy	rr_StrategyHeading	What are the Fund’s principal investment strategies?
Strategy Narrative	rr_StrategyNarrativeTextBlock

The Fund allocates its investments principally among the following four sectors of the fixed income securities markets: the US investment grade sector, the US high yield sector, the international developed markets sector, and the emerging markets sector. Under normal circumstances, the Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in fixed income securities (80% policy). The Fund’s investment manager, Delaware Management Company (Manager), will determine how much of the Fund’s assets to allocate to each of the four sectors, based on its evaluation of economic and market conditions, and its assessment of the returns and potential for appreciation that can be achieved from investments in each of the four sectors. The Manager will periodically reallocate the Fund’s assets as deemed necessary.  In addition, the Manager may seek investment advice and recommendations from its affiliates: Macquarie Investment Management Europe Limited, Macquarie Investment Management Austria Kapitalanlage AG, and Macquarie Investment Management Global Limited (together, the “Affiliated Sub-Advisors”). The Manager may also permit these Affiliated Sub-Advisors to execute Fund security trades on behalf of the Manager and exercise investment discretion for securities in certain markets where DMC believes it will be beneficial to utilize an Affiliated Sub-Advisor’s specialized market knowledge.

Under normal circumstances, between 5% and 35% of the Fund’s net assets will be allocated to the US high yield sector. The Fund’s investments in emerging markets will, in the aggregate, be limited to no more than 20% of the Fund’s net assets. The Fund will limit its investments in foreign securities to between 5% and 40% of its net assets and will seek to hedge its foreign currency exposure, which will be limited to 20% of the Fund’s net assets, by entering into forward foreign currency contracts.

The Fund may hold a substantial portion of its assets in cash or short-term fixed income obligations in unusual market conditions to meet redemption requests, for temporary defensive purposes, and pending investment. The Fund may invest in mortgage-backed securities and other asset-backed securities. The Fund may also use a wide range of derivatives instruments, typically including options, futures contracts, options on futures contracts, and swaps. The Fund will use derivatives for both hedging and nonhedging purposes. For example, the Fund may invest in: futures and options to manage duration and for defensive purposes, such as to protect gains or hedge against potential losses in the portfolio without actually selling a security, or to stay fully invested; forward foreign currency contracts to manage foreign currency exposure; interest rate swaps to neutralize the impact of interest rate changes; credit default swaps to hedge against a credit event, to gain exposure to certain securities or markets, or to enhance total return; and index swaps to enhance return or to effect diversification. The Fund will not use derivatives for reasons inconsistent with its investment objective.

The Fund’s 80% policy is nonfundamental and may be changed without shareholder approval. Fund shareholders would be given at least 60 days’ notice prior to any such change.

Strategy Portfolio Concentration	rr_StrategyPortfolioConcentration	The Fund allocates its investments principally among the following four sectors of the fixed income securities markets: the US investment grade sector, the US high yield sector, the international developed markets sector, and the emerging markets sector.
Delaware Diversified Income Fund | Class A
Risk/Return:	dgaf_RiskReturn1Abstract
Trading Symbol	dei_TradingSymbol	DPDFX
Delaware Diversified Income Fund | Class C
Risk/Return:	dgaf_RiskReturn1Abstract
Trading Symbol	dei_TradingSymbol	DPCFX
Delaware Diversified Income Fund | Class R
Risk/Return:	dgaf_RiskReturn1Abstract
Trading Symbol	dei_TradingSymbol	DPRFX
Delaware Diversified Income Fund | Institutional Class
Risk/Return:	dgaf_RiskReturn1Abstract
Trading Symbol	dei_TradingSymbol	DPFFX
Delaware Diversified Income Fund | Class R6
Risk/Return:	dgaf_RiskReturn1Abstract
Trading Symbol	dei_TradingSymbol	DPZRX